LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–57.01%
INVESTMENT COMPANY–57.01%
Equity Fund–57.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	26,247,349	$574,108,255
Total Affiliated Investment (Cost $266,183,918)		574,108,255

UNAFFILIATED INVESTMENTS–42.71%
INVESTMENT COMPANIES–42.71%
Equity Fund–38.01%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	10,016,121	382,816,168
382,816,168
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	47,278,325	$47,278,325
		47,278,325
Total Unaffiliated Investments (Cost $193,177,544)		430,094,493

TOTAL INVESTMENTS–99.72% (Cost $459,361,462)	1,004,202,748
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	2,862,176
NET ASSETS APPLICABLE TO 42,827,623 SHARES OUTSTANDING–100.00%	$1,007,064,924

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
32	E-mini Russell 2000 Index	$3,598,720	$3,445,302	12/20/24	$153,418	$—
134	E-mini S&P 500 Index	38,955,475	37,662,370	12/20/24	1,293,105	—
27	E-mini S&P MidCap 400 Index	8,501,220	8,093,991	12/20/24	407,229	—
Total Futures Contracts					$1,853,752	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-57.01%@
Equity Fund-57.01%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$567,287,393	$25,468,893	$90,518,552	$38,189,633	$33,680,888	$574,108,255	26,247,349	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP Dimensional U.S. Equity Managed Volatility Fund–2